Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common stock, par value $0.0001 per share
Amount Registered | shares	82,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.3240
Maximum Aggregate Offering Price	$ 26,568,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,669.04
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Registrant is also registering hereunder an indeterminate number of additional shares of common stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.Consists of up to 82,000,000 shares of common stock being registered for resale by the selling securityholders named in this Registration Statement which includes up to 82,000,000 shares of common stock that we may elect, in our sole discretion, to issue and sell to Keystone Capital Partners, LLC (“Keystone”), from time to time under the Purchase Agreement, and subject to applicable stock exchange rules.Estimated solely for the purpose of computing the amount of the registration fee for the shares of common stock being registered in accordance with Rule 457(c) under the Securities Act based upon a proposed maximum aggregate offering price per unit of $0.3240 per share, the average of the high ($0.3480) and low ($0.3000) prices of the shares of common stock of the registrant as reported on the NYSE American on October 31, 2025, which such date is within five business days of the filing of this registration statement.